Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical) - $ / shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Profit or loss [abstract]
Basic earnings (loss) per share	$ 0.01	$ (0.02)
Diluted earnings (loss) per share	$ 0.01	$ (0.02)